Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Lubricants	$ 12,613	$ 12,071
Bunkers	34,078	15,365
Total	$ 46,691	$ 27,436